Document and Entity Information	12 Months Ended
Apr. 30, 2012
Document And Entity Information
Entity Registrant Name	Coastal Pacific Mining Corp
Entity Central Index Key	0001410181
Document Type	20-F
Document Period End Date	Apr 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	226,976,985
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Balance Sheets (CAD)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Current
Cash	0	313,587	0
Prepaid expenses	171	49,320
Other receivables	11,692	10,516	2,108
Total Current Assets	11,863	373,423	2,108
Restricted cash	204,060
TOTAL ASSETS	215,923	373,423	2,108
Current Liabilities
Account overdraft	0	0	7
Accounts payable	56,881	84,676	40,156
Accounts payable, related parties	241,782	25,278	170,612
Convertible notes, net of discount		929,025
Warrant derivative liability		128,253
Short term loans	123,626		12,705
Short term loan, related parties		123,626	46,249
Total current liabilities	422,289	1,290,858	269,729
Total Liabilities	422,289	1,290,858	269,729
STOCKHOLDERS EQUITY (DEFICIT)
Common stock, An unlimited number of common shares with no par value. Issued and outstanding 226,976,985 shares as at April 30, 2012, 226,976,985 shares as at April 30, 2011, and 90,875,000 as at April 30, 2010	1,561,873	1,561,873	224,400
Preferred stock, An unlimited number of preferred shares with no par value, no shares have been issued
Additional paid in capital	1,320,400	1,000,400
Accumulated deficit	(3,088,639)	(3,479,708)	(492,021)
Total Stockholders Equity (Deficit)	(206,366)	(917,435)	(267,621)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)	215,923	373,423	2,108

Balance Sheets (Parenthetical) (CAD)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	226,976,985	226,976,985	90,875,000
Preferred Stock, par value
Preferred Stock, authorized
Preferred Stock, outstanding	0	0	0

Statements of Operations (CAD)	12 Months Ended			61 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012
Income Statement [Abstract]
Revenues	0	0	0	0
Operating Expenses
Exploration expenses	167,316	204,203	47,000	435,935
Impairment on mineral properties		933,330		933,330
Management fees	120,000	120,000	120,000	420,000
Professional fees	62,159	115,660	12,724	228,085
Stock-based compensation	320,000			320,000
Administrative expenses	80,493	115,532	26,476	370,366
Total operating expenses	749,968	1,488,725	206,200	2,707,716
Income (Loss) from Operations	(749,968)	(1,488,725)	(206,200)	(2,707,716)
Interest expense	(63,151)	(2,611,467)	(4,068)	(2,697,712)
Loss on debt settlements		(367,357)		(367,357)
Changes in derivative liabilities	6,110	1,505,257		1,511,367
Foreign currency transaction gain (loss)	(121,558)	(25,395)	77	(146,857)
Gain on disposal of mineral property	1,319,636			1,319,636
Net Income (Loss)	391,069	(2,987,687)	(210,191)	(3,088,639)
Net Income (Loss) per Share	0	(0.014)	0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	226,976,985	208,658,927	90,672,603

Statements of Cash Flows (CAD)	12 Months Ended			61 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012
Cash flow used in operating activities
Net income (loss) for the period	391,069	(2,987,687)	(210,191)	(3,088,639)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain in transfer of mineral interest	(1,267,191)			(1,267,191)
Stock-based compensation	320,000			320,000
Stock issued for mineral property claim costs			47,000	47,000
Non-cash interest expense, warrants		1,633,510		1,633,510
Impairment on mineral properties		933,330		933,330
Accrued interest expenses	41,005	48,962	4,068	94,035
Loss on debt settlements		367,357		367,357
Discount on convertible notes	21,005	929,025		950,030
Change in derivate liabilities	(6,110)	(1,505,257)		(1,511,367)
Shares issued for services		8,800		8,800
Changes in operating assets:
Prepaid expenses	49,149	(49,320)		(171)
Other receivables	(1,176)	(8,408)	(821)	(11,692)
Accounts payable, related parties	216,503	25,278	120,612	412,393
Accounts payable	18,652	43,978	29,119	102,786
Restricted cash	(204,060)			(204,060)
Net cash used in operating activities	(421,154)	(560,432)	(10,213)	(1,213,879)
Cash flow provided (required) by investing activities
Mineral property option costs		(250,000)		(250,000)
Net cash provided (required) by financing activities		(250,000)		(250,000)
Cash flow provided (required) by financing activities
Bank overdraft		(7)	7
Proceeds from related party loans		123,626		254,308
Repayments of related parties loans			(4,914)	(88,501)
Proceeds from convertible notes		950,020		950,020
Proceeds from short term loans			12,705	12,705
Stock issued for cash				177,400
Net cash provided (required) by financing activities		1,073,639	7,798	1,305,932
Foreign change on cash	107,567	50,380		157,947
Cash Increase (Decrease)	(313,587)	313,587	(2,415)
Cash, Beginning of period	313,587		2,415
Cash, End of period		313,587
Supplemental disclosure of cash flow information:
Interest				17,521
Income taxes
Supplemental disclosure of non-cash transactions:
Shares issuance for settlement of accounts payable, related parties		190,268		190,268
Shares issuance for settlement of accounts payable		27,908		27,908
Shares issuance for settlement of loan		12,704		12,704
Shares issuance for settlement of loan, related parties		47,106		47,106
Total		277,986		277,986

Shareholders Equity (CAD)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, amount at Mar. 26, 2007	0	0	0	0
Beginning balance, in shares at Mar. 26, 2007	0
Issuance of common stock at no par value, amount	12,400			12,400
Issuance of common stock at no par value, shares	12,400,000
Issuance of common stock at no par value in connection with stock split, shares	12,400,000
Issuance of common stock at no par value in connection with stock split, shares	37,200,000
Net gain (loss)			(42,609)	(42,609)
Ending balance, amount at Apr. 30, 2007	12,400		(42,609)	(30,209)
Ending balance, in shares at Apr. 30, 2007	62,000,000
Issuance of common stock at no par value, amount	165,000			165,000
Issuance of common stock at no par value, shares	5,500,000
Issuance of common stock at no par value in connection with stock split, shares	5,500,000
Issuance of common stock at no par value in connection with stock split, shares	16,500,000
Net gain (loss)			(98,796)	(98,796)
Ending balance, amount at Apr. 30, 2008	177,400		(141,405)	35,995
Ending balance, in shares at Apr. 30, 2008	89,500,000
Net gain (loss)			(140,425)	(140,425)
Ending balance, amount at Apr. 30, 2009	177,400		(281,830)	(104,430)
Beginning balance, in shares at Apr. 30, 2009	89,500,000
Issuance of common stock at no par value, amount	47,000			47,000
Issuance of common stock at no par value, shares	1,375,000
Net gain (loss)			(210,191)	(210,191)
Ending balance, amount at Apr. 30, 2010	224,400		(492,021)	(267,621)
Ending balance, in shares at Apr. 30, 2010	90,875,000
Shares issued to mineral option agreement, amount	683,330			683,330
Shares issued to mineral option agreement, shares	2,000,000
Shares issued to debt settlement, amount	645,343			645,343
Shares issued to debt settlement, shares	133,901,985
Shares issued for services, amount	8,800			8,800
Shares issued for services, shares	200,000
Convertible discount		1,000,400		1,000,400
Net gain (loss)			(2,987,687)	(2,987,687)
Ending balance, amount at Apr. 30, 2011	1,561,873	1,000,400	(3,479,708)	(917,435)
Ending balance, in shares at Apr. 30, 2011	226,976,985
Stock options issued		320,000		320,000
Net gain (loss)			391,069	391,069
Ending balance, amount at Apr. 30, 2012	1,561,873	1,320,400	(3,088,639)	(206,366)
Ending balance, in shares at Apr. 30, 2012	226,976,985

Basis of Presentation and Continuance of Operations	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation and Continuance of Operations

1.	Basis of presentation and Continuance of Operations

The Company was incorporated in the Province of Alberta, Canada on March 27, 2007.  The Company is an Exploration Stage Company as defined by ASC Topic 915.  These financial statements have been prepared on a going concern basis.  We have incurred losses since inception resulting in an accumulated deficit of $3,088,639 and further losses are anticipated in the development of our business raising substantial doubt about our ability to continue as a going concern.  Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and/or to obtain the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due.  Management intends to address the going concern issue by funding future operations through the sale of equity capital, and by third party or related party loans, if available.

On March 26, 2009, the Company undertook a 2-for-1 common stock split in the form of a 100% stock dividend.  On March 30, 2009, the Company distributed 17.9 million common shares with no par value to stockholders of record on March 26, 2009. On July 7, 2010, the Company undertook a 2.5-for-1 common stock split in the form of a 100% stock dividend.   On July 9, 2010, the Company distributed 134,866,191 common shares with no par value to stockholders of record as of July 7, 2010.  The effect of both of the stock splits has been recognized retroactively in the stockholders’ equity accounts as of April 30, 2007, and in all shares and per share data in the financial statements and the notes to the financial statements.

Summary of Significant Accounting Policies	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

 a)           Basis of Presentation

Our financial statements have been prepared in accordance with accounting principles generally accepted in the United States and are expressed in Canadian Dollars, which is the Company’s functional currency.  The Company’s fiscal year-end is April 30.

b)           Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

c)           Mineral Property Costs

Mineral property acquisition costs are initially capitalized when incurred. These costs are then assessed for impairment when factors are present to indicate the carrying costs may not be recoverable. Mineral exploration costs are expensed when incurred.

Our tests include the evaluation of the following factors:

(1) Does the Company currently have cash flow and/or does the Company expect cash flow in the immediate future;

(2) Are there existing reserves which have been valued by a third party valuation and on which value we can conduct a future discounted cash flow analysis;

(3) Have we previously monetized any mineral assets; and

(4) Do we presently have resources on hand to allow us to conduct our business plan as stated.

Upon completion of our evaluation of our mineral properties, management has determined the assets evaluated fail the impairment test.  With no existing or immediately anticipated cash flows, no prior history of successful mineral operations from which to support current asset value and insufficient resources to undertake our presently proposed operations, we have determined to fully impair the asset acquisition costs of all properties in the amount of $933,330.

d)           Investments in Associates

Associates are enterprises over which the group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are measured according to the equity method of accounting so that the carrying amount of the investment represents the group’s proportionate share of the enterprises’ net assets using rules of ASC Topic 323-10 (pre-codification: APB Opinion No. 18), The Equity Method of Accounting for Investments in Common Stock.

e)           The Fair Value of Financial Instruments

The carrying value of cash and prepaid expenses approximate their fair value because of the short-term maturity of these instruments.  Our operations are in Canada and primary operations are carried out in the functional currency of Canada

f)           Stock-Based Compensation

The Company follows the guidance included in ASC 718 Compensation-Stock Compensation (“ASC 718”) using the modified prospective transition method. The Company recognizes compensation expense in the financial statements for share-based awards based on the grant date fair value of those awards.

g)    Share based payment arrangements

The Company follows the guidance provided in ASC 505-50 – Equity Based Payments to Non-Employees (“ASC 505-50”) in respect to the valuation of shares issued for receipt of goods or services rendered.

h)	Impairment of Long-lived Assets

The Company reviews and evaluates long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The assets are subject to impairment consideration under ASC 360-10-35-17 if events or circumstances indicate that their carrying amounts might not be recoverable. When the Company determines that an impairment analysis should be done, the analysis will be performed using rules of ASC 930-360-35, Asset Impairment, and 360-10-15-3 through 15-5, Impairment or Disposal of Long-Lived Assets.

i)            Foreign Currency Translation

Our functional and reporting currency is the Canadian dollar.  Occasional transactions may occur in United States dollars and management has adopted ASC Topic 830 - “Foreign Currency Translation”.  Monetary assets denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date.  Average monthly rates are used to translate revenues and expenses.  We have not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

j)           Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not.  We have adopted ASC Topic 740 as of its inception.  Pursuant to ASC Topic 740, we are required to compute tax asset benefits for net operating losses carried forward.  Potential benefit of net operating losses have not been recognized in the financial statements because we cannot be assured it is more likely than not we will utilize the net operating losses carried forward in future years.

k)           Basic and Diluted Net Income (Loss) Per Share

We compute net income (loss) per share in accordance with “Earnings per Share”.  ASC Topic 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement.  Basic EPS is computed by dividing net income (loss) available to common stockholders (numerator) by the weighted average number of shares outstanding (denominator) during the period.  Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method.  In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.  Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

l)           Recently Issued Accounting Pronouncements

The Company does not expect that the adoption of any recent accounting pronouncements will have a material impact on its financial statements.

Income Taxes	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

3.           Income Taxes

We follow applicable FASB Codification regarding Accounting for Income Taxes. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision (benefit) for income taxes for the years ended April 30, 2012, April 30, 2011, and 2010 by applying the statutory income tax rate of 25% (2011 – 26.5%, 2010 – 28.5%) was as follows:

	April 30,	April 30,	April 30,
	2012	2011	2010

Deferred tax asset attributable to:
Current operations	$97,767	$(791,737)	$(59,904)
Less: loss on debt settlement	-	97,350	-
Gain in transfer of mineral interest	(329,909)
Change in derivative liabilities	(1,527)	(398,893	-
Warrant liabilities	-	432,880	-
Amortization of Beneficial Conversion Feature	5,251	246,192	-
Stock-based compensation	80,000
Valuation allowance	148,418	414,208	59,904
Net refundable amount	$-	$-	$-

We have relied on the provisions of section 40(2) (e.1) of the Canadian Income Tax Act (the “Act”) when considering the allowances available for the finance related costs including the warrant liabilities, amortization of the beneficial conversion feature and the loss incurred on debt settlements. The Company believes the provisions of the Act would deny any amounts of deductions or losses as a result of the aforementioned transactions.

The composition of the Company’s deferred tax assets as at April 30, 2012, April 30, 2011 and April 30, 2010 is as follows:

	April 30,	April 30,	April 30,
	2012	2011	2010
Deferred tax assets:
Net operating loss carry forward	$(391,069)	$2,987,708	$210,191
Less: loss on debt settlement	-	(367,357)	-
Gain in transfer mineral interest	1,319,636
Change in derivative liability	6,110	1,505,257	-
Warrant liability	-	(1,633,510)	-
Amortization on BCF	(21,006)	(929,025)	-
Stock-based compensation	(320,000)	-	-
Valuation allowance	(593,671)	(1,563,073)	(210,191)
Total deferred tax asset	$-	$-	$-

The potential income tax benefit of these losses has been offset by a full valuation allowance.

As at April 30, 2012, the Company had estimated non-capital losses for Canadian tax purposes of $2,648,765, which may be carried forward to offset future years’ taxable income. These losses will expire as follows:

Year of Expiry	Taxable Losses
2027	$42,609
2028	98,796
2029	140,425
2030	210,191
2031	1,563,073
2032	593,671
$2,648,765

Mineral Claims	12 Months Ended
Apr. 30, 2012
Extractive Industries [Abstract]
Mineral Claims

4.           Mineral Claims

a.)	Hotstone Property:

On October 6, 2010, we entered into an Option Agreement (the “Agreement”) to earn a 50% undivided interest in a gold exploration property, known as the Hotstone property. The Hotstone property is comprised of a 5 claim unit totaling approximately 120 hectares within the Greenlaw Township, located 50 km southeast of Chapleau, Ontario, and 130 km west-southwest of Timmins, Ontario, Canada. On March 29, 2011, we entered into an amended option with David L. Gibson, an officer and director of our Company to extend the exploration expenditures to December 31, 2012 (the “Amended Agreement”).  Under the terms of the Agreement, the Company is required to pay

$100,000 by way of cash payments which were paid in November 2010 and March 2011, issue 1,000,000 restricted shares of common stock which were issued upon execution of the Agreement,  and, pursuant to the Amended Agreement, on or before December 31, 2012 expend $1,500,000 upon the property in the form of a work program to be agreed upon by the parties and to be conducted by the Operator.

In respect of the above Option Agreement the Company recorded acquisition costs totaling $263,232, which costs it tested as at April 30, 2011 and determined to impair the total acquisition costs of $263,232.

On January 6, 2012, the Company, the Optionor and Trio Gold Corporation (“Trio”) entered into an option agreement, whereby Trio agreed to undertake the funding of the exploration program, however, Trio was unable to raise the required funding and pursuant to that agreement, the amended property agreement is the governing agreement in regard to the Hotstone.

b)	Santa Rita mining concessions:

On October 30, 2010, the Company entered into an Option Agreement with Hans Peter Flueck to earn a 50% undivided interest in the Santa Rita mining concessions. On May 16, 2011, we entered into an amended option agreement with Hans Peter Flueck and Rimpago Company Limited Peru S.A.C. (the trustee holder of the Santa Rita Mining Concessions). Under the amended terms of the agreement the Company was required to:

1.	Make cash payments of $500,000 over a two-year period
a.	Initial cash payment of $50,000 which was paid during November 2010;
b.	A further payment of $100,000 which was paid during December 2010;
c.	A further cash payment of $175,000 on or before November 1, 2011;
d.	Final cash payment of $175,000 on or before November 1, 2012.

2.	Issue a total of 5,000,000 shares of the Company’s common stock over a two-year period
a.	1,000,000 shares of common stock were issued upon execution of the agreement;
b.	A total of 2,000,000 shares of common stock on November 1, 2011;
c.	A total of 2,000,000 shares of common stock on November 1, 2012.

Further, the following exploration expenditures were to be completed as follows:

(a) $1,500,000 on or before September 30, 2012; and

(b) $1,500,000 on or before April 30, 2013.

Under the agreement the Company was granted the right to earn 25% upon expenditure of the first $1,500,000 and the remaining 25% upon the second $1,500,000 being expended.  The $3,000,000 required expenditures are inclusive of the cash payments to Flueck.

On July 15, 2011 we received notification of an assignment of $1,000,000 of convertible notes issued by the Company to four investors to Plata Litoral Inc. (“Litoral”) which was incorporated by the note holders to hold the notes.   On August 1, 2011, Litoral noticed us that the notes were in default and were subject to immediate payment.  On September 10, 2011, Litoral and the Company reached a settlement agreement whereby the Company would assign to Litoral ninety percent (90%) of its interest in and to the property in exchange for Plata assuming all of the remaining payment obligations under the amended option agreement, except for the issuance of shares which would remain the responsibility of Coastal, in exchange for the forgiveness of the notes plus all accrued interest, the payment of $50,000 to Coastal by Litoral and the issuance of 75,659,000 shares of Litoral common stock to Coastal which Coastal may dividend to its stockholders of record as at October 31, 2011 at the sole election of Coastal.   Coastal did not effect a dividend of the shares of Litoral and holds the shares of Litoral.

On October 6, 2011, Coastal and Litoral entered into a mining acquisition and production agreement  (the “Royal Agreement”) with Royal Sovereign Internationale (“Royal”), Hans Peter Flueck (the vendor of the Santa Rita mining concessions), and Minera Rimpago Peru S.A.C. (the trustee for the claims), whereby Royal would expend a minimum of $5,000,000 by way of exploration and production financing to earn a 50% interest in and to the Santa Rita mining concessions. The Royal agreement required that Royal make cash payments of $2,400,000 by way of $175,000 to Fluek on November 1, 2011, $725,000 on or before January 1, 2012 to be expended on the property by September 30, 2012, $1,325,000 in trust on or before October 1, 2012 to be expended on the property by April 30, 2013; $175,000 to Flueck on October 30, 2012.  Further, Royal was required to prepare a work program on or before March 31, 2012 to construct and fit a 350ton per day processing plant to be in operation on or before April 30, 2013.   Under the agreement, Coastal was required to issue and shares of common stock to be issued to Flueck.  The agreement required that the parties redraft such agreement to comply with Peruvian law.  Litoral agreed to assign to Coastal Pacific a further interest in the Santa Rita mining concessions and Flueck agreed to dilute to a 25% interest in the Santa Rita mining concessions, such that the final ownership upon the $5,000,000 funding completing would be:

Royal – 50%

Hans Peter Flueck -25%

Litoral – 20%

Coastal – 5%

Coastal or its stockholders also hold approximately 38% of the total issued and outstanding shares of Litoral.  Further, Coastal will manage and undertake all exploration on the Santa Rita mining concessions.

Under the terms of the agreement, Coastal and Litoral would earn as payments are made which total their obligations under the amended option agreement.  In order to earn the 25% interest assignable under the amended Option Agreement, expenditures of $1,500,000 must be made.

Under the terms of our amended option agreement for Santa Rita, we are required to pay the vendor a total of $500,000 in cash payments, of which $150,000 has been paid. Further cash payments which were required to be paid in the amount of $175,000 by November 1, 2011 and $175,000 by November 1, 2012 were to be paid pursuant to the Royal agreement. As of April 30, 2012, the final agreement to be drafted and executed subject to Peruvian law had not been completed. Royal had not funded any of the required payments to be made or demonstrated that the funds are available. It is unclear, whether the Royal agreement, which superseded the amended option agreement is the governing agreement.  If that agreement is the governing agreement then until such time as a formal agreement is entered into or the parties to the agreement receive formal notice with a cure provision, then the option is in full force and effect.   However, any notice of default may result in litigation to maintain the Company’s rights under the agreements.   The Company currently does not have funds available to fund such litigation and would look to Litoral to provide such funding.  Should a determination be made that the amended option agreement as executed on May 16, 2011, is the governing agreement then the agreement may be deemed to be in default.  As of April 30, 2012, the Company had not issued the 2,000,000 shares as required under the amended option agreement to be issued on November 1, 2011, thus this may be deemed to be an effect of default under the amended option agreement and the Royal Agreement.

During the fiscal year ended April 30, 2011, the Company recorded acquisition costs totaling $670,098. As at April 30, 2011 the Company has tested its Santa Rita mining property acquisition costs in the amount of $670,098 for indications of impairment.

The concessions are for metallic minerals giving the titleholder the right to explore and exploit metallic minerals within the bounds of the concessions.  We have paid a total of $150,000 against the option payments on the Santa Rita as of the fiscal year ended April 30, 2012,  there have been total expenditures on exploration and other expenses, including insurance related to the Santa Rita or $501,980 of which  $433,616  has been paid by Coastal and the balance has been paid by Litoral.

Investment in Associates	12 Months Ended
Apr. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investment in Associates

5.           Investment in associates

The Company has an investment in Litoral pursuant to the assignment agreement discussed above, so that the Company holds 38% of the issued and outstanding shares of Litoral’s common stock.  Investments in associates are measured according to the equity method of accounting so that the carrying amount of the investment represents the Company’s proportionate share of the enterprises’ net assets using rules of ASC Topic 323-10 (pre-codification: APB Opinion No. 18), The Equity Method of Accounting for Investments in Common Stock.

Both at the date of our initial investment in Litoral and as at April 30, 2012 Litoral reports a Shareholder’s Deficit so that our investment in Litoral is reflected as $0 (zero).

Carrying amount of investment:
October 4, 2011	$-
Additions during the year	-
Balance, April 30, 2012	-

Litoral has provided the following summary of its enterprise value as of April 30, 2012:

Associate	Assets	Liabilities	Shareholders’ Deficit	Revenue	Loss for the year
Plata Litoral	$202,114	$376,931	$(174,817)	$-	$(1,253,410)

Convertible Notes and Warrant Liabilities	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Convertible Notes and Warrant Liabilities

6.           Convertible notes and warrant liabilities

On November 4, 2010, Coastal Pacific Mining Corp. (“Coastal” or the “Company”) entered into Stock Purchase Agreements (the “Purchase Agreements”) with four independent investors (the “Investors”) who collectively purchased USD$1,000,000 in convertible notes issued by the Company pursuant to an offering conducted by the Company (the “Offering”).  The Purchase Agreements provided for the purchase by the Investors of a total of 2,857,143 shares of the Company’s Common Stock at a price of USD$0.35 per share, or for an aggregate purchase price of USD$1,000,000 (the “Shares”).  In addition to the Shares, the Company also agreed to issue Warrants to purchase 4,285,714 shares of the Company’s Common Stock at an exercise price of USD$0.40 per share for 1,428,571 Class A Warrants and at an exercise price of USD$0.50 per share for the remaining 2,857,143 Class B Warrants.  Each of the Warrants has a five year term.   The Warrants cannot be exercised within six (6) months of closing and thereafter a total of 25% combining Class A and Class B warrants can be exercised for the following six months, at the end of twelve (12) months from closing all Class A and Class B warrants become exercisable.

On July 15, 2011 we received notification of an assignment of $1,000,000 of convertible notes with the Company to Plata Litoral Inc. (“Litoral”) which was incorporated by the note holders to hold the notes.   On August 1, 2011, Litoral noticed us that  the notes were in default and were subject to immediate payment.  On September 10, 2011, Litoral and the Company reached a settlement agreement whereby the Company would assign to Litoral ninety percent (90%) of its interest in and to the property in exchange for Plata assuming all of the remaining payment obligations under the Option Agreement, except for the issuance of shares which would remain the responsibility of Coastal, in exchange for the forgiveness of the notes plus all accrued interest, the cancellation of the warrants and the payment of $50,000 to Coastal by Litoral and the issuance of 75,659,000 shares of Litoral common stock to Coastal which Coastal may dividend to its stockholders of record as at October 31, 2011 at the sole election of Coastal.   Coastal did not effect a dividend of the shares of Litoral and holds the shares of Litoral.

The Company accounted for the conversion options embedded in the Purchase Agreements in accordance with “Accounting for Derivative Instruments and Hedging Activities”, FASB ASC 815-10, and “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock”, FASB ASC 815-40. FASB ASC 815-10 generally requires companies to bifurcate conversion options embedded in convertible notes from their host instruments and to account for them as free standing derivative financial instruments in accordance with FASB ASC 815-40. FASB ASC 815-40 states that if the conversion option requires net cash settlement in the event of circumstances that are not solely within the Company’s control, then the notes should be classified as a liability measured at fair value on the balance sheet. The Company recorded an initial discount of $1,000,040 (USD$1,000,000), equal to the face value of the convertible notes, which is being amortized over the life of the notes through their maturity dates. During the fiscal year ended April 30, 2012, $21,006 (USD$22,099) ((2011 - $ 929,025 (USD$977,901) was amortized and recorded as interest expense.

The Company recorded the liability for the warrants at a fair value of $1,633,510 on November 4, 2010, based upon a Black-Scholes calculation.

Roll-forward of Derivative Net Liabilities
Derivative balance at issuance (November 4, 2010)	$1,633,510
Change due to fair market value	(1,505,257)
Balance at April 30, 2011	128,253
Change due to fair market value	(6,110)
Balance at September 10, 2011	122,143

The warrant liability was marked-to-market and an amount of $6,110 (2011- $1,505,257) was credited to expense in a manner similar to the conversion feature at each reporting date until all the criteria for permanent equity were met. On September 10, 2011, the warrants were canceled and the revised fair-market valuation of the warrant liability was calculated at $122,143, which extinguish the derivative liability resulting in gain of $122,143 from transfer mineral property.

The warrant liability was valued at September 10, 2011, April 30, 2011 and November 4, 2010 using the Black-Scholes valuation model with the following assumptions:

	Inception		April 30, 2011		September 10, 2011
Warrants to purchase common stock:	CLASS A Warrant Derivate	CLASS B Warrant Derivate	CLASS A Warrant Derivate	CLASS B Warrant Derivate	CLASS A Warrant Derivate	CLASS B Warrant Derivate
Strike price	$0.40	$0.50	$0.40	$0.50	$0.40	$0.50
Volatility	596.03%	596.03%	480.18%	480.18%	424.85%	424.85%
Term (years)	5	5	5	5	5	5
Risk-free rate	1.04%	1.04%	1..04%	1.04%	1..04%	1.04%
Dividends	-	-	-	-	-	-

During the fiscal year ended April 30, 2011, the Company accrued interest in the amount of $41,005 (2011- $48,449). At September 10, 2011, the Company did not make any cash payments to the principal and accrued interest, leaving $1,145,049 (USD$977,901) owed to the notes holders. Pursuant to the assignment agreement between the Company and Litoral, the Company recorded gains on the transfer of the mineral interest in the amount of $1,197,449, which included cash received in the amount of $52,445.

Stockholders Equity	12 Months Ended
Apr. 30, 2012
Equity [Abstract]
Stockholders Equity

7.           Stockholders’ Equity

We are authorized to issue an unlimited number of shares of common stock with no par value and an unlimited number of preferred shares with no par value.   We have not issued any preferred shares to date.  We declared a 2-for-1 stock split effected in the form of a 100% stock dividend issued in March, 2009. We declared a 2.5-for-1 stock split effected in the form of a 100% stock dividend issued in July 2010.

During the fiscal year ended April 30, 2012, the Company did not issue any shares of common stock.   As at the fiscal year ended April 30, 2012, we had a total of 226,976,985 shares of common stock issued and outstanding.

Related Party Transactions	12 Months Ended
Apr. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

8.           Related Party Transactions

a)           Acquisition of Mineral Claim

On October 6, 2010, we entered into an Option Agreement (the “Agreement”), amended on March 29, 2011, to earn a 50% undivided interest in a gold exploration property, known as the Hotstone property. The Hotstone property is comprised of a 5 claim unit totaling approximately 120 hectares within the Greenlaw Township, located 50 km southeast of Chapleau, Ontario, and 130 km west-southwest of Timmins, Ontario, Canada. Mr. David L. Gibson, a director and officer of the Company was the optionor of the Hotstone property. Under the terms of the Agreement, Mr. Gibson received $100,000 in cash and 1,000,000 restricted shares of common stock. (refer Note – 4).

b)           Management service agreement

On November 1, 2008, we entered into a two year management service agreement payable at $10,000 monthly with Ox Financial Corp., a company controlled by a director and officer of the Company. During the fiscal year ended April 30, 2012, we incurred $120,000 (2011 - $120,000), (2010 - $120,000) in management fees under this agreement and $83,606 for expenses.  The Company made cash payments of $113,248.  As at April 30, 2012 an amount of $100,719 (2011- $10,361) was owing and is reflected on the balance sheets as accounts payable – related parties.

c)           Consulting services

Mr. David L. Gibson, a director and officer of the Company invoiced and was paid a total of $33,890 (2011 - $16,065) for consulting services provided during the fiscal year ended April 30, 2012 in respect of evaluation of the Santa Rita mining concession.   The Company also reimbursed Mr. Gibson a total of $2,655 (2011 - $5,414) in respect of travel and incidental expenses incurred as a result of the evaluation.

Dynamic Exploration Ltd. (“Dynamic”), a company controlled by Richard Thomas Walker, a director and the Company’s chief Geologist, invoiced the Company $22,932 (2011 - $33,735) for consulting services provided during the fiscal year ended April 30, 2012.  Dynamic also invoiced the Company a total of $5,279(2011 - $4,736) for reimbursement of travel and incidental expenses incurred as a result of the services provided.   During the fiscal year ended April 30, 2012, the Company made cash payments in full including the amount of $14,917 due and payable to Dynamic as of April 30, 2011.

d)           Associates

During the fiscal year ended April 30, 2012, the Company’s associate, Plata Litoral Inc. made payments in the accumulated amount of $141,063 (USD$143,789) on our behalf for our operating expenses. We did not repay any of the amounts paid, leaving the amount of $141,063 reflected on the balance sheets as accounts payable – related parties.

Short Term Loans	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Short Term Loans

9.           Short term loan

On October 27, 2010, the Company received a loan of US$60,000 for working capital and on November 2, 2010 the Company received a further US$50,000 by way of a working capital loan.  The loans were short term loans bearing no interest and to be repaid upon the Company closing a convertible loan offering of US$2,000,000.  During the fiscal year ended April 30, 2012, the Company did not make any cash payments, leaving $123,626 (USD$110,000) on the balance sheets asshort term loans.

Stock Options	12 Months Ended
Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

10.        Stock options

On June 10, 2009, the Board of Directors approved the Company’s 2009 stock option plan, whereby the Company could grant up to 5,000,000 options to its directors, officers, employees and key consultants.  No options have been issued under the 2009 plan. The exercise price of each option is $0.05 and an option’s term is ten years.

On October 22, 2011, the Board of Directors approved the Company’s 2011 stock option plan for 22,000,000 incentive stock options, to be granted to our directors, officers, employees and/or consultants, with the option prices, vesting and other terms to be determined upon grant by the administrator(s) thereof. A total of 16,000,000 stock options have been granted under the plan to vest immediately, of which 12,000,000 were granted to each of the officers and directors as disclosed above and 4,000,000 were granted to a consultant of the Company, leaving a total of 6,000,000 stock options yet to be granted under the 2011 plan. The exercise price of the options is $0.05 per share of common stock and the term of the option’s granted is ten years from the date of grant.  The Company recorded the value of the stock options granted in the amount of $320,000 in stock-based compensation expense using the Black-Scholes option pricing model.

The following summarizes the status of the stock option plan as of April 30, 2012, and the changes during the fiscal year ended April 30, 2012:

	April 30, 2012		April 30, 2011
	Stock options	Weighted Average Exercise price	Stock options	Weighted Average Exercise price

Outstanding, beginning of year	-	$-	-	$-
Granted	16,000,000	0.05	-
Outstanding, end of year	16,000,000	$0.05	-	$-
Exercisable, end of year	16,000,000	$0.05	-	$-

As at April 30, 2012, the stock options have a weighted average remaining life of 9.48 years with additional information as follows:

Grant Date	Stock Options	Exercise Price	Expiry Date
October 22, 2011	16,000,000	$ 0.05	October 22, 2021

The compensation expense for options granted was determined based on the fair value of the stock options at the grant date with the following assumptions:

2012
Volatility rate	420.78%
Risk-free interest rate	2.23%
Dividend yield rate	0.0%
Weighted average life	10 year
Weighted average fair value per option granted	$0.02

Subsequent Events	12 Months Ended
Apr. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

11.   Subsequent events

The Company has evaluated subsequent events from the balance sheet date through the date that the financial statements were issued and determined that there are no additional events to disclose.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

 a)           Basis of Presentation

Our financial statements have been prepared in accordance with accounting principles generally accepted in the United States and are expressed in Canadian Dollars, which is the Company’s functional currency.  The Company’s fiscal year-end is April 30.

Use of Estimates

b)           Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Mineral Property Costs

c)           Mineral Property Costs

Mineral property acquisition costs are initially capitalized when incurred. These costs are then assessed for impairment when factors are present to indicate the carrying costs may not be recoverable. Mineral exploration costs are expensed when incurred.

Our tests include the evaluation of the following factors:

(1) Does the Company currently have cash flow and/or does the Company expect cash flow in the immediate future;

(2) Are there existing reserves which have been valued by a third party valuation and on which value we can conduct a future discounted cash flow analysis;

(3) Have we previously monetized any mineral assets; and

(4) Do we presently have resources on hand to allow us to conduct our business plan as stated.

Upon completion of our evaluation of our mineral properties, management has determined the assets evaluated fail the impairment test.  With no existing or immediately anticipated cash flows, no prior history of successful mineral operations from which to support current asset value and insufficient resources to undertake our presently proposed operations, we have determined to fully impair the asset acquisition costs of all properties in the amount of $933,330.

Investments in Associates

d)           Investments in Associates

Associates are enterprises over which the group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are measured according to the equity method of accounting so that the carrying amount of the investment represents the group’s proportionate share of the enterprises’ net assets using rules of ASC Topic 323-10 (pre-codification: APB Opinion No. 18), The Equity Method of Accounting for Investments in Common Stock.

The Fair Value of Financial Instruments

e)           The Fair Value of Financial Instruments

The carrying value of cash and prepaid expenses approximate their fair value because of the short-term maturity of these instruments.  Our operations are in Canada and primary operations are carried out in the functional currency of Canada

Stock-Based Compensation

f)           Stock-Based Compensation

The Company follows the guidance included in ASC 718 Compensation-Stock Compensation (“ASC 718”) using the modified prospective transition method. The Company recognizes compensation expense in the financial statements for share-based awards based on the grant date fair value of those awards.

Share based payment arrangements

g)    Share based payment arrangements

The Company follows the guidance provided in ASC 505-50 – Equity Based Payments to Non-Employees (“ASC 505-50”) in respect to the valuation of shares issued for receipt of goods or services rendered.

Impairment of Long-lived Assets
h)	Impairment of Long-lived Assets

The Company reviews and evaluates long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The assets are subject to impairment consideration under ASC 360-10-35-17 if events or circumstances indicate that their carrying amounts might not be recoverable. When the Company determines that an impairment analysis should be done, the analysis will be performed using rules of ASC 930-360-35, Asset Impairment, and 360-10-15-3 through 15-5, Impairment or Disposal of Long-Lived Assets.

Foreign Currency Translation

i)            Foreign Currency Translation

Our functional and reporting currency is the Canadian dollar.  Occasional transactions may occur in United States dollars and management has adopted ASC Topic 830 - “Foreign Currency Translation”.  Monetary assets denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date.  Average monthly rates are used to translate revenues and expenses.  We have not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Income Taxes

j)           Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not.  We have adopted ASC Topic 740 as of its inception.  Pursuant to ASC Topic 740, we are required to compute tax asset benefits for net operating losses carried forward.  Potential benefit of net operating losses have not been recognized in the financial statements because we cannot be assured it is more likely than not we will utilize the net operating losses carried forward in future years.

Basic and Diluted Net Income (Loss) Per Share

k)           Basic and Diluted Net Income (Loss) Per Share

We compute net income (loss) per share in accordance with “Earnings per Share”.  ASC Topic 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement.  Basic EPS is computed by dividing net income (loss) available to common stockholders (numerator) by the weighted average number of shares outstanding (denominator) during the period.  Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method.  In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.  Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Recently Issued Accounting Pronouncements	l) Recently Issued Accounting Pronouncements The Company does not expect that the adoption of any recent accounting pronouncements will have a material impact on its financial statements.

Income Taxes (Tables)	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Provision for Income Taxes
	April 30,	April 30,	April 30,
	2012	2011	2010

Deferred tax asset attributable to:
Current operations	$97,767	$(791,737)	$(59,904)
Less: loss on debt settlement	-	97,350	-
Gain in transfer of mineral interest	(329,909)
Change in derivative liabilities	(1,527)	(398,893	-
Warrant liabilities	-	432,880	-
Amortization of Beneficial Conversion Feature	5,251	246,192	-
Stock-based compensation	80,000
Valuation allowance	148,418	414,208	59,904
Net refundable amount	$-	$-	$-

Scheduled of Deferred Tax Assets
	April 30,	April 30,	April 30,
	2012	2011	2010
Deferred tax assets:
Net operating loss carry forward	$(391,069)	$2,987,708	$210,191
Less: loss on debt settlement	-	(367,357)	-
Gain in transfer mineral interest	1,319,636
Change in derivative liability	6,110	1,505,257	-
Warrant liability	-	(1,633,510)	-
Amortization on BCF	(21,006)	(929,025)	-
Stock-based compensation	(320,000)	-	-
Valuation allowance	(593,671)	(1,563,073)	(210,191)
Total deferred tax asset	$-	$-	$-

Summary of Operating Loss Carryforwards
Year of Expiry	Taxable Losses
2027	$42,609
2028	98,796
2029	140,425
2030	210,191
2031	1,563,073
2032	593,671
$2,648,765

Investment in Associates (Tables)	12 Months Ended
Apr. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investment in Litoral
Carrying amount of investment:
October 4, 2011	$-
Additions during the year	-
Balance, April 30, 2012	-

Schedule of Enterprise Value - Litoral
Associate	Assets	Liabilities	Shareholders’ Deficit	Revenue	Loss for the year
Plata Litoral	$202,114	$376,931	$(174,817)	$-	$(1,253,410)

Convertible Notes and Warrant Liabilities (Tables)	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Roll Forward of Derivative Net Liabilties
Roll-forward of Derivative Net Liabilities
Derivative balance at issuance (November 4, 2010)	$1,633,510
Change due to fair market value	(1,505,257)
Balance at April 30, 2011	128,253
Change due to fair market value	(6,110)
Balance at September 10, 2011	122,143

Warrant valuation model, assumptions
	Inception		April 30, 2011		September 10, 2011
Warrants to purchase common stock:	CLASS A Warrant Derivate	CLASS B Warrant Derivate	CLASS A Warrant Derivate	CLASS B Warrant Derivate	CLASS A Warrant Derivate	CLASS B Warrant Derivate
Strike price	$0.40	$0.50	$0.40	$0.50	$0.40	$0.50
Volatility	596.03%	596.03%	480.18%	480.18%	424.85%	424.85%
Term (years)	5	5	5	5	5	5
Risk-free rate	1.04%	1.04%	1..04%	1.04%	1..04%	1.04%
Dividends	-	-	-	-	-	-

Stock Options (Tables)	12 Months Ended
Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity
	April 30, 2012		April 30, 2011
	Stock options	Weighted Average Exercise price	Stock options	Weighted Average Exercise price

Outstanding, beginning of year	-	$-	-	$-
Granted	16,000,000	0.05	-
Outstanding, end of year	16,000,000	$0.05	-	$-
Exercisable, end of year	16,000,000	$0.05	-	$-

Schedule of Stock Option Grants
Grant Date	Stock Options	Exercise Price	Expiry Date
October 22, 2011	16,000,000	$ 0.05	October 22, 2021

Schedule of Stock Option Valuation Assumptions
2012
Volatility rate	420.78%
Risk-free interest rate	2.23%
Dividend yield rate	0.0%
Weighted average life	10 year
Weighted average fair value per option granted	$0.02

Basis of Presentation and Continuance of Operations (Details Narrative) (CAD)	Apr. 30, 2012	Apr. 30, 2011	Jul. 09, 2010	Apr. 30, 2010	Mar. 30, 2009	Mar. 26, 2009
Notes to Financial Statements
Accumulated deficit	(3,088,639)	(3,479,708)		(492,021)
Stock Split Ratio to each one share held			2.5			2
Percent of stock dividend			100.00%			100.00%
Number of dividend shares issued			134,866,191		17,900,000

Summary of Significant Accounting Policies (Details Narrative) (CAD)	Apr. 30, 2012
Notes to Financial Statements
Impairment on mineral properties	933,330
Percentage Ownership Minimum, equity method investment	20.00%
Percentage Ownership Maxmum, equity method investment	50.00%

Income Taxes - Provision for Income Taxes (Details) (CAD)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Deferred tax asset attributable to:
Current operations	97,767	(791,737)	(59,904)
Less: loss on debt settlement		97,350
Gain in transfer of mineral interest	(329,909)
Change in derivative liabilities	(1,527)	(398,893)
Warrant liabilities		432,880
Amortization of Beneficial Conversion Feature	5,251	246,192
Stock-based compensation	80,000
Valuation allowance	148,418	414,208	59,904
Net refundable amount	0	0	0

Income Taxes - Scheduled of Deferred Tax Assets (Details) (CAD)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Deferred tax assets:
Net operating loss carry forward	(391,069)	2,987,708	210,191
Less: loss on debt settlement		(367,357)
Gain in transfer mineral interest	1,319,636
Change in derivative liability	6,110	1,505,257
Warrant liability		(1,633,510)
Amortization on BCF	(21,006)	(929,025)
Stock-based compensation	(320,000)
Valuation allowance	(593,671)	(1,563,073)	(210,191)
Total deferred tax asset	0	0	0

Income Taxes - Summary of Operating Loss Carryforwards (Details) (CAD)	Jan. 01, 2032	Jan. 01, 2031	Jan. 01, 2030	Jan. 01, 2029	Jan. 01, 2028	Jan. 01, 2027	Apr. 30, 2012
Expiration of Loss Carryforwards
Taxable Losses	593,671	1,563,073	210,191	140,425	98,796	42,609
Non Capital Losses							2,648,765

Income Taxes (Details Narrative) (CAD)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Notes to Financial Statements
Statutory income tax rate	25.00%	26.50%	28.50%
Total Taxable Losses	2,648,765

Mineral Claims (Details Narrative) (CAD)	Apr. 30, 2012	Oct. 06, 2011	Jul. 15, 2011	May 16, 2011	Apr. 30, 2011	Mar. 29, 2011	Nov. 04, 2010	Oct. 30, 2010	Oct. 06, 2010 ha
Hotstone Property
Percent interest Hotstone									50.00%
Number of Claims in Unit									5
Area of land, hectares									120
Distance in KM, Southeast of Chapleau, Ontario									50
Distance in KM, west, southwest of Timmins, Ontario									130
Cash payment						100,000
Shares of common stock						1,000,000
Property expenditure						1,500,000
Acquisition cost					263,232
Impairment charges					263,232
Santa Rita Property
Percent interest Santa Rita								50.00%
Cash payments required, amended agreement
Total cash payments				500,000
Initial cash payment				50,000
Second cash payment				100,000
Third cash payment				175,000
Final Cash Payment				175,000
Shares required to be issued, amended agreement
Total Share Consideration				5,000,000
Shares issued on execution of Agreement				1,000,000
Second Share issuance, unissued				2,000,000
Final Share Issuance, unissued				2,000,000
Required exploration expenditures
Expenditures by September 2012				1,500,000
Expenditures by April 2013				1,500,000
Percent working interest earned, first expenditure				25.00%
Percent working interest earned, second expenditure				25.00%
Total required property expenditures				3,000,000
Convertible notes, value assigned			1,000,000
Number of original noteholders			4				4
Percent interest assigned			90.00%
Cash payment on assignment			50,000
Shares acquired under assignment			75,659,000
Amended Agreement, Royal Sovereign
Expenditures required by Royal Sovereign, exploration and production financing		5,000,000
Interest to be earned by Royal Sovereign		50.00%
Total Cash payments to be made by Royal Sovereign		2,400,000
Payment to Flueck		175,000
Payment for property expenditures		725,000
Payment to trust for future property expenditures		1,325,000
Second payment to Flueck		175,000
Tons per day, processsing plant		350
Interset by which Flueck agreed to dilute ownership		25.00%
Percent upon funding owned by Royal Sovereign		50.00%
Percent Flueck		25.00%
Percent LItoral		20.00%
Percent Coastal		50.00%
Percent ownership Litoral by Coastal and stockholders	38.00%	38.00%
Funding requirements for Coastal and Litoral to earn in
Percent interest available for Earn In by Coastal and Litoral		25.00%
Expenditures, total required to earn in		1,500,000
Total payments vendor, amended option agreement		500,000
Payments previously remitted towards total funding requirement		150,000
Payment due by November 2011, unpaid		175,000
Payment due by November 2012, unpaid		175,000
Shares to be issued under agreement, unissued at April 30		2,000,000
Acquisition costs, Santa Rita					670,098
Impairment Charges, Santa Rita					670,098
Option payments current fiscal year	150,000
Expenditures made, total, Santa Rita	501,980
Expenditure made by Coastal	433,616

Investment in Associates - Investment in Litoral (Details) (CAD)	Apr. 30, 2012
Notes to Financial Statements
October 4, 2011	0
Additions during the year
Balance, April 30, 2012	0

Investment in Associates - Schedule of Enterprise Value - Litoral (Details) (CAD)	Apr. 30, 2012
Plata Litoral
Assets	202,114
Liabilities	376,931
Shareholders Deficit	(174,817)
Revenue
Loss for the Year	(1,253,410)

Investment in Associates (Details Narrative) (CAD)	Apr. 30, 2012	Oct. 06, 2011
Notes to Financial Statements
Percent ownership Litoral by Coastal and stockholders	38.00%	38.00%
Investment value, Litoral	0

Convertible Notes and Warrant Liabilities - Roll Forward of Derivative Net Liabilties (Details) (CAD)	Sep. 10, 2011	Apr. 30, 2011	Nov. 04, 2010
Roll-forward of Derivative Net Liabilities
Derivative balance at period ended	122,143	128,253	1,633,510
Change due to fair market value, credit	6,110	1,505,257

Convertible Notes and Warrant Liabilities - Warrant valuation model, assumptions (Details)	Sep. 10, 2011	Apr. 30, 2011	Nov. 04, 2010
Warrant A
Strike price	0.4	0.4	0.4
Volatility	425.85%	480.18%	596.03%
Term (years)			5
Risk-free rate	1.04%	1.04%	1.04%
Dividends	0.00%	0.00%	0.00%
Warrant B
Strike Price	0.5	0.5	0.5
Volatility	425.85%	480.18%	596.03%
Term (years)	5	5	5
Risk-free rate	1.04%	1.04%	1.04%
Dividends	0.00%	0.00%	0.00%

Convertible Notes and Warrant Liabilities (Details Narrative) (CAD)	12 Months Ended			61 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012	Sep. 10, 2011	Jul. 15, 2011	Nov. 04, 2010
Stock Purchase Agreement (SPA)
Number of original noteholders						4	4
Convertible notes, face value, USD							1,000,000
Common stock underlying notes.							2,857,143
Conversion price per share, USD							0.35
Share purchase warrants, shares							4,285,714
Exercise Price per Share, Class A warrants, USD							0.4
Number of Class A Warrants							1,428,571
Exercise Price per Share, Class B warrants, USD							0.5
Number of Class B Warrants							2,857,143
Warrant Term (years)							5
Period following closing of SPA before warrants can be exercised, in months							6
Percent warrants available for exercise between six and twelve months from closing of SPA							25.00%
Number of months from closing of SPA when all warrants exerciseable							12
Convertible notes, value assigned						1,000,000
Percent interest assigned						90.00%
Cash payment on assignment						50,000
Shares acquired under assignment						75,659,000
Note Discount							1,000,040
Note Discount USD							1,000,000
Amortization of Discount	21,005	929,025		950,030
Amortization of Discount USD	22,099	977,901
Warrant Liability, on measurement date		128,253			122,143		1,633,510
Fair Value Warrant Liability at measurement date		1,505,257			6,110
Gain on extinguishment of derivative liabiltiy					122,143
Accrued interest, note payable	41,005	48,449
Note payable, principal and accrued interest on settlement date					1,145,049
Note payable, principal and accrued interest on settlement date, USD					977,901
Gain on transfer of mineral interest, including cash payment					1,197,449
Cash received					52,445

Stockholders Equity (Details Narrative)	Apr. 30, 2012	Apr. 30, 2011	Jul. 09, 2010	Apr. 30, 2010	Mar. 26, 2009
Notes to Financial Statements
Stock Split Ratio to each one share held			2.5		2
Percent of stock dividend			100.00%		100.00%
Common stock, shares issued	226,976,985	226,976,985		90,875,000

Related Party Transactions (Details Narrative) (CAD)	12 Months Ended			61 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012	Mar. 29, 2011	Oct. 06, 2010 ha	Nov. 01, 2008
Hotstone Property
Percent interest Hotstone						50.00%
Number of Claims in Unit						5
Area of land, hectares						120
Cash payment					100,000
Shares of common stock					1,000,000
Distance southwest from Chapleau, Ontario						50
Distance West-Southwest of Timmins						130
Ox Financial
Monthly payment per consulting contract							10,000
Management fees	120,000	120,000	120,000	420,000
Expenses incurred	83,606
Cash payments	113,248
Due and payable, period end	100,719	10,361		100,719
David Gibson
Consulting fees paid	33,890	16,065
Reimbursed expenses	2,655	5,414
Dynamic Exploration Ltd, Richard Walker
Consulting fees charged	22,932	33,735
Reimbursed expenses	5,279	4,736
Due and payable, period end		14,917
Payments received	141,063
Payments received, USD	143,789
Due and payable, period end		141,063

Short Term Loans (Details Narrative) (CAD)	Apr. 30, 2012	Nov. 02, 2010	Oct. 27, 2010
Notes to Financial Statements
Loan proceeds, USD		50,000	60,000
Convertible Loan amount	2,000,000
Short term loans	123,626
Balance due and payable, USD	110,000

Stock Options - Schedule of Stock Option Activity (Details) (CAD)	12 Months Ended
Apr. 30, 2012
Option Activity
Outstanding, beginning of year	0
Granted	16,000,000
Outstanding, end of year	16,000,000
Exercisable, end of year	16,000,000
Weighted Average Exericse Price
Granted	0.05
Outstanding	0.05
Exercisable	0.05

Stock Options - Schedule of Stock Option Grants (Details) (CAD)	Oct. 22, 2011	Jun. 10, 2009
Notes to Financial Statements
Stock Options Granted	16,000,000
Exercise Price	0.05	0.05
Expiry Date	Oct 22, 2021

Stock Options - Schedule of Stock Option Valuation Assumptions (Details) (CAD)	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
Volatility rate	420.78%
Risk-free interest rate	2.23%
Dividend yield rate	0.00%
Weighted average life	10 years
Weighted average fair value per option granted	0.02

Stock Options (Details Narrative) (CAD)	Apr. 30, 2012	Oct. 22, 2011	Jun. 10, 2009
Notes to Financial Statements
Option plan, number of shares		22,000,000	5,000,000
Exercise Price		0.05	0.05
Term		10 years	10 years
Stock Options Granted		16,000,000
Stock Options Granted to Officers and Directors		12,000,000
Stock Options Granted to Consultants		6,000,000
Stock Based Compensation		320,000
Weighted average life, in years	9.48